Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We generally grant annual equity-based compensation to our executive officers in the first quarter of each fiscal year, in connection with our annual compensation review and approval process, although the exact timing may change from year to year. The CLDC and/or our board of directors may also grant equity awards at different times of the year for new hires and in connection with promotions, grants made for retention or for other purposes. Neither the CLDC nor our board of directors grants equity awards in anticipation of the release of material non-public information and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation. In fiscal year 2025, equity compensation for our named executive officers consisted solely of RSUs and PSUs.

Award Timing Method
We generally grant annual equity-based compensation to our executive officers in the first quarter of each fiscal year, in connection with our annual compensation review and approval process, although the exact timing may change from year to year. The CLDC and/or our board of directors may also grant equity awards at different times of the year for new hires and in connection with promotions, grants made for retention or for other purposes. Neither the CLDC nor our board of directors grants equity awards in anticipation of the release of material non-public information and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation. In fiscal year 2025, equity compensation for our named executive officers consisted solely of RSUs and PSUs.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Neither the CLDC nor our board of directors grants equity awards in anticipation of the release of material non-public information and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false